Cost of improvements to concession assets	12 Months Ended
Dec. 31, 2019
Cost Of Improvements To Concession Assets [Abstract]
Cost of improvements to concession assets
25.	Cost of improvements to concession assets

As disclosed in Note 3.o, in conformity with IFRIC 12, the Company must recognize the revenues and costs of additions and improvements to concession assets, which they are obligated to perform at the airports as established by the MDP. The cost for such additions and improvements to concession assets is based on actual costs incurred by the Company in the execution of the additions or improvements, considering the investment requirements in the MDP, through bidding processes, the Company contracts third parties to carry out such construction. The amount of revenues for these services are equal to the amount of costs incurred, as the Company does not obtain any profit margin for these construction services. The amounts paid are set at market value.

Cost of improvements to concession assets are comprised of the following as of December 31, 2017, 2018 and 2019:

	2017		2018		2019
Cost of improvements to concession assets	Ps.	1,312,491	Ps.	1,440,204	Ps.	1,906,801